                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2151
                  --------------------------------------------

                               BANCROFT FUND LTD.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               BANCROFT FUND LTD.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: (973)631-1177

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

                               BANCROFT FUND LTD.
                                     [LOGO]


                            2006 SEMI-ANNUAL REPORT
                                 APRIL 30, 2006

Bancroft Fund Ltd. (successor to Bancroft Convertible Fund, Inc.) operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Fund considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.


                                   HIGHLIGHTS

PERFORMANCE THROUGH APRIL 30, 2006 with dividends reinvested

                                                      Calendar              Cumulative  Cumulative
                                                        YTD       1 Year     5 Years     10 Years
                                                     ----------  ---------  ----------  ----------
  Bancroft market price (a) .......................     4.55%     15.01%      12.72%      129.73%
  Bancroft net asset value (b) ....................     5.62      15.52       21.08       109.74
  Closed-end convertible fund average (b) .........     5.87      16.05       31.86       104.28
  S&P 500 (a) .....................................     5.61      15.41       14.22       135.36
  Merrill Lynch All Convertibles Index (a) ........     6.21      16.39       30.23       128.33
  Lehman Aggregate Bond Total Return Index (b) ....    (0.83)      0.71       28.57        84.68

PERFORMANCE DATA REPRESENT PAST RESULTS AND DO NOT REFLECT FUTURE PERFORMANCE. BANCROFT'S PERFORMANCE IN THE TABLE ABOVE HAS NOT BEEN ADJUSTED FOR THE FISCAL 2004 RIGHTS OFFERING; NET ASSET VALUE DILUTION WAS 2.38%.

(a)  From Bloomberg L.P. pricing service.
(b)  From Lipper, Inc. Closed-End Fund Performance Analysis, dated April 30,
     2006.

--------------------------------------------------------------------------------

QUARTERLY HISTORY OF NAV AND MARKET PRICE

                       Net Asset Values         Market Prices (AMEX, symbol BCV)
   Qtr. Ended     High       Low       Close       High       Low       Close
  ------------   ------     ------    -------     ------     ------    -------
     Jul. 05     $21.26     $19.72    $21.26      $18.25     $16.99    $18.25
     Oct. 05      21.75      20.79     21.05       18.55      17.52     17.77
     Jan. 06      22.06      20.90     22.06       18.65      17.53     18.62
     Apr. 06      22.23      21.69     22.20       18.90      18.41     18.69

--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS (12 MONTHS)

     Record          Payment                        Capital
      Date             Date          Income          Gains          Income
    ---------       ---------       --------       ---------       --------
     6/15/05         6/29/05         $0.170            --           $0.170
     9/15/05         9/29/05          0.170            --            0.170
    12/02/05        12/27/05          0.243            --            0.243
     3/16/06         3/30/06          0.180            --            0.180
                                    --------                       --------
                                     $0.763                         $0.763
                                    ========                       ========

--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS ------------------------------------------------------------

June 12, 2006

This is our first shareholder report since the Fund reorganized as a Delaware statutory trust, and changed its name to Bancroft Fund Ltd. As a Delaware statutory trust, the amount of state taxes that the Fund will pay annually will be reduced, and the Fund will enjoy a higher flexibility in governance. For example, from time to time, in between scheduled meetings of the Board, the trustees are asked to approve certain matters affecting the Fund. Formerly, all board members were required to sign a consent approving such matters. As a Delaware statutory trust, the trustees are permitted to act between regular meetings by a consent signed by at least 75% of the trustees. This will permit the Board to act in a timelier manner if a trustee is unavailable to approve such action.

The convertible market has undergone many major changes over the thirty-five years that Bancroft has existed. One of the most significant was the creation of mandatory conversion securities (a type of convertible that has a required conversion or redemption feature). These convertibles usually provide a much higher yield than their underlying common stock, but rather than the holder having the option of taking the shares or cash at maturity or redemption, the holder must convert even if conversion value is less than issue price. Issues of this type became a sizeable portion of the convertible market starting in the '90s. While these issues (sometimes known as DECS, PERCS, or ELKS) tend to be more volatile than traditional convertibles, they have performed well as a group. According to Citigroup, since December 1994 the mandatory portion of the convertible market has provided the best performance, followed by cash coupon convertible bonds, convertible preferreds and zero coupon bonds (which also tend to be the least volatile).

The convertible securities market also has undergone substantial changes over the last two years. According to Citigroup, the average premium-to-conversion value (the positive difference between the market price of a convertible security and the value of the underlying common stock) for May 2004 was 42.9%; by May 2005 it had fallen to 35.2% and this May it was 30.3%. Citigroup also measured a decline in current yield from 3.9% in 2004 and 2005 to 3.5% in May 2006. Much of this premium compression and current yield decline was due to rising equity prices. The higher premium and current yield levels in 2004 made for a convertible market that was less equity sensitive and more interest rate sensitive than it is now. The convertible market also appears to have ended its decline in total market value over the last three years. New issues and market appreciation were greater than redemptions as Merrill Lynch measured a rise in the market value from $263 billion in 2005 to $266 billion in May 2006.

The Fund's performance based on industry exposure has changed recently. While positive returns continue to come from the energy sector, we have also seen better performance in our aerospace and defense exposure. Underperforming industries have been health care and pharmaceuticals. We believe these underperforming industries lagged due to the perception that there will be greater government involvement in these businesses.

                                               continued on the following page

--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS (continued)-------------------------------------------------

For the ten-year period ended April 30, 2006, Bancroft's net asset value (NAV) had outperformed the average NAV performance of the closed-end funds included in the closed-end convertible fund category tracked by Lipper, Inc. and published in the Lipper Closed-End Performance Analysis. However, for the one-year, three-years and five-years ended April 30, 2006, the Fund underperformed the average NAV of the eleven funds in its category.

Visit our website, www.bancroftfund.com, for additional information on the Fund, such as a monthly portfolio summary which lists the Fund's largest holdings. Quarterly updates may be found in the Financial Reports section, and other financial data is often included in press releases.

The results of the 2006 annual meeting of shareholders are shown in the Miscellaneous Notes section of this report. We thank you for your support. At its May meeting, the Board of Trustees declared a dividend of $0.18 per share. The dividend consists of undistributed net investment income and will be payable on June 29, 2006 to shareholders of record on June 15, 2006.

/s/ Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board

--------------------------------------------------------------------------------
MAJOR PORTFOLIO CHANGES by underlying common stock------------------------------

Six months ended April 30, 2006

ADDITIONS                                   REDUCTIONS

DRS Technologies,Inc.                       Advanced Micro Devices, Inc.

E*TRADE Financial Corp.                     Best Buy Co., Inc.

Equinix, Inc.                               Chesapeake Energy Corp.
 (EXCHANGEABLE FROM CREDIT SUISSE
 FIRST BOSTON (USA), INC.)                  Community Health Systems, Inc.

Intel Corp.                                 Comverse Technology, Inc.

LSB Industries, Inc.                        L-3 Communications Holdings, Inc.

Maverick Tube Corp.                         Lear Corp.

Microsoft Corp.                             OMI Corp.
 (EXCHANGEABLE FROM LEHMAN BROTHERS
 HOLDINGS, INC.)                            Nortel Networks Corp.

St. Jude Medical, Inc.                      The Williams Companies, Inc.

Texas Industries, Inc.                      Valero Energy Corp.
 (EXCHANGEABLE FROM TXI CAPITAL
 TRUST I)

--------------------------------------------------------------------------------
LARGEST INVESTMENT HOLDINGS by underlying common stock -------------------------

                                                                        Value        % Total
                                                                       (Note 1)     Net Assets
                                                                     ------------  ------------
The Walt Disney Company .......................................    $ 4,270,000        3.4%
  An entertainment company which conducts operations in
  media networks, studio entertainment, theme parks and
  resorts, consumer products, and Internet and direct
  marketing.

Teva Pharmaceutical Industries Ltd. ...........................      3,236,875        2.6
  Develops, manufactures and markets generic and branded
  human pharmaceuticals and active pharmaceutical ingredients.
  (exchangeable from Ivax Corp., Teva Pharmaceutical Finance
  Co. B.V. and Teva Pharmaceutical Finance Co., LLC)

Nuveen Investments, Inc. ......................................      3,142,478        2.5
  The company's principal activities are asset management and related research, and the development, marketing and
  distribution of investment products and services.
  (exchangeable from Merrill Lynch & Co., Inc. and Morgan
  Stanley, Inc.)

The St. Paul Travelers Companies, Inc. ........................      3,018,000        2.4
  Provides a broad range of insurance products and services
  for the commercial and consumer markets.

Washington Mutual, Inc. .......................................      2,803,500        2.3
  A financial services company that provides a diversified
  line of products and services to consumers and small- to
  mid-sized businesses.

Freeport-McMoRan Copper and Gold, Inc. ........................      2,794,500        2.2
  Is involved in mineral exploration and development, mining, and milling of copper, gold and silver. The company is also involved in smelting and refining copper concentrates.

Celanese Corp. ................................................      2,624,375        2.1
  A global industrial chemicals company that processes raw
  materials and natural products into chemicals and
  chemical-based products.

U.S. Bancorp ..................................................      2,500,000        2.0
  A diversified financial services company that provides
  lending and depository services, cash management, foreign
  exchange, trust and investment management services.

The TJX Companies, Inc. .......................................      2,482,500        2.0
  Retails off-price apparel and home fashions. The company
  currently operates T.J. Maxx, Marshalls, HomeGoods, A.J.
  Wright, Winners and T.K. Maxx stores.

Genworth Financial, Inc. ......................................      2,432,250        2.0
  Provides life insurance products, long-term care insurance      ------------  ------------
  and mortgage guarantee insurance coverage on residential
  mortgage loans.
  (exchangeable from Citigroup Funding, Inc.)

Total .........................................................    $29,304,478       23.5%
                                                                  ============  ============

--------------------------------------------------------------------------------
MAJOR INDUSTRY EXPOSURE --------------------------------------------------------


   Aerospace and Defense ----------> 4.5%
Banking/Savings and Loan ----------------------> 8.7%
                  Energy ----------------------> 8.7%
           Entertainment -----------> 5.0%
 Financial and Insurance ---------------------------------------> 15.1%
             Health Care ------> 3.7%
         Pharmaceuticals ------------------------> 9.9%
                  Retail -------> 3.8%
              Technology ------------------------------------> 13.7%
      Telecommunications ----------> 4.2%

--------------------------------------------------------------------------------
DIVERSIFICATION OF ASSETS-------------------------------------------------------

                                                             % Total Net Assets
                                                     ----------------------------------
                                         Value       Six Months Ended     Year Ended
                                       (Note 1)       April 30, 2006    October 31,2005
                                     ------------    ---------------    ---------------
Aerospace and Defense ............   $  5,618,014       4.5%                  2.6%
Automotive .......................             --        --                   2.2
Banking/Savings and Loan .........     10,893,578       8.7                   9.6
Building Products ................      1,848,945       1.5                    --
Chemicals ........................      4,354,375       3.5                   3.4
Consumer Goods ...................      3,061,797       2.5                   2.6
Energy ...........................     10,904,250       8.7                  13.1
Entertainment ....................      6,252,500       5.0                   4.3
Financial and Insurance ..........     18,881,677      15.1                  15.4
Financial Services ...............      2,285,000       1.8                   0.8
Foods ............................      2,018,600       1.6                   2.6
Health Care ......................      4,636,250       3.7                   3.1
Mining ...........................      2,794,500       2.2                   1.9
Multi-Industry ...................      2,448,750       2.0                   0.7
Pharmaceuticals ..................     12,325,999       9.9                  10.5
Retail ...........................      4,725,625       3.8                   6.4
Technology .......................     17,113,178      13.7                   8.4
Telecommunications ...............      5,226,466       4.2                   5.2
Utilities ........................      1,644,375       1.3                   1.5
Short-Term Securities ............      6,507,469       5.2                   4.1
                                     ------------    --------              --------
   TOTAL INVESTMENTS .............    123,541,348      98.9                  98.4

Other Assets, Net of Liabilities .      1,356,745       1.1                   1.6
                                     ------------    --------              --------
   TOTAL NET ASSETS ..............   $124,898,093     100.0%                100.0%
                                     ============    ========              ========


--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS APRIL 30, 2006 (UNAUDITED)-----------------------------

 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                              ----------
                CONVERTIBLE BONDS AND NOTES -- 55.7%

                AEROSPACE AND DEFENSE -- 3.5%
 $1,000,000     AAR Corp. 1.75% 2026 cv. sr. notes (BB-)
                (Acquired 01/26/06 - 01/27/06; Cost $1,013,597) (1) .................... $1,086,250
  1,000,000     Ceradyne, Inc. 2.875% 2035 sr. sub. cv. notes (NR) (2) .................  1,162,500
  2,000,000     DRS Technologies, Inc. 2% 2026 cv. sr. notes (B2)
                (Acquired 01/30/06; Cost $2,026,875) (1,2) .............................  2,132,500
                                                                                         ----------
                                                                                          4,381,250
                                                                                         ----------
                BANKING/SAVINGS AND LOAN -- 2.0%
  2,500,000     U.S. Bancorp floating rate 2035 cv. sr. deb. (Aa2) .....................  2,500,000
                                                                                         ----------

                CONSUMER GOODS -- 1.4%
  1,375,000     Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2) ................  1,777,188
                                                                                         ----------

                ENERGY -- 4.9%
  1,500,000     Maverick Tube Corp. 1.875% 2025 cv. sr. sub. notes (B) .................  2,214,375
  1,500,000     Oil States International, Inc. 2.375% 2025 contingent
                cv. sr. notes (NR) .....................................................  2,173,125
  1,500,000     Rentech, Inc. 4% 2013 cv. sr. notes (NR) ...............................  1,792,500
                                                                                         ----------
                                                                                          6,180,000
                                                                                         ----------
                ENTERTAINMENT -- 5.0%
  2,000,000     EchoStar Communications Corp. 5.75% 2008 cv. sub. notes (B2) ...........  1,982,500
  4,000,000     The Walt Disney Company 2.125% 2023 cv. sr. notes (A3) .................  4,270,000
                                                                                         ----------
                                                                                          6,252,500
                                                                                         ----------
                FINANCIAL AND INSURANCE -- 1.0%
  1,125,000     FTI Consulting, Inc. 3.75% 2012 cv. sr. sub. notes (Ba3) ...............  1,307,813
                                                                                         ----------

                FINANCIAL SERVICES -- 1.8%
  2,000,000     Euronet Worldwide, Inc. 3.50% 2025 cv. deb. (NR) (2) ...................  2,285,000
                                                                                         ----------

                FOODS -- 0.8%
  1,000,000     Lehman Brothers Holdings, Inc. 3% 2012 medium-term notes (A1)
                (performance linked to General Mills, Inc. common stock) (2) ...........    963,600
                                                                                         ----------

                HEALTH CARE -- 3.7%
  2,000,000     Manor Care, Inc. 2.125% 2035 cv. sr. notes (Baa3) ......................  2,165,000
  1,000,000     Omnicare, Inc. 3.25% 2035 cv. sr. deb. (B1) (2) ........................    986,250
  1,500,000     St. Jude Medical, Inc. 2.8% 2035 cv. sr. deb. (BBB+) (2) ...............  1,485,000
                                                                                         ----------
                                                                                          4,636,250
                                                                                         ----------

                MULTI-INDUSTRY -- 2.0%
  1,500,000     LSB Industries, Inc. 7% 2011 cv. sr. sub. deb. (NR)
                (Acquired 03/01/06; Cost $1,500,000) (1) ...............................  1,593,750
  1,000,000     Lehman Brothers Holdings, Inc. 1% 2011 medium-term notes (A1)
                (performance linked to Cendant Corp. common stock) (2) .................    855,000
                                                                                         ----------
                                                                                          2,448,750
                                                                                         ----------


--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS APRIL 30, 2006 (CONTINUED)-----------------------------

 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
                CONVERTIBLE BONDS AND NOTES -- CONTINUED

                PHARMACEUTICALS -- 8.0%
 $2,000,000     Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
                (exch. for Johnson & Johnson common stock) ............................ $ 1,620,000
  1,250,000     Amgen, Inc. 0.125% 2011 cv. sr. notes (A2)
                (Acquired 02/14/06 - 02/15/06; Cost $1,253,607) (1) ...................   1,196,875
    500,000     Amgen, Inc. 0.375% 2013 cv. sr. notes (A2)
                (Acquired 02/14/06; Cost $500,000) (1) ................................     477,500
    462,000     BioMarin Pharmaceutical, Inc. 2.5% 2013 cv. sr. sub. notes (NR) .......     463,733
  1,000,000     Bristol-Myers Squibb Co. floating rate 2023 cv. sr. deb. (A1) .........   1,003,750
  1,000,000     Cephalon, Inc. 2% 2015 cv. sr. sub. notes (B-) ........................   1,511,250
  1,000,000     Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR)
                (exch. for Teva Pharmaceutical Industries Ltd. ADR and cash) ..........   1,012,500
  1,000,000     Teva Pharmaceutical Finance Co., LLC 0.25% 2026 cv. sr. deb. (Baa2)
                (exch. for Teva Pharmaceutical Industries Ltd. ADR) ...................   1,002,500
  1,750,000     Teva Pharmaceutical Finance Co. B.V. 1.75% 2026 cv. sr. deb. (Baa2)
                (exch. for Teva Pharmaceutical Industries Ltd. ADR) ...................   1,728,125
                                                                                        -----------
                                                                                         10,016,233
                                                                                        -----------
                RETAIL -- 3.8%
  1,000,000     Amazon.com, Inc. 4.75% 2009 cv. sub. notes (B2) .......................     952,500
  1,250,000     Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR) ........   1,290,625
  3,000,000     The TJX Companies, Inc. 0% 2021 LYONs (Baa1) ..........................   2,482,500
                                                                                        -----------
                                                                                          4,725,625
                                                                                        -----------
                TECHNOLOGY -- 12.3%
  1,000,000     C&D Technologies, Inc. 5.25% 2025 cv. sr. notes (NR)
                (Acquired 11/16/05; Cost $1,000,000) (1) ..............................   1,182,500
  2,000,000     Citigroup Funding, Inc. 1% 2010 medium-term notes (Aa1)
                (exch. for the cash equivalent of a basket of technology stocks) (2) ..   1,860,400
  1,000,000     Coherent, Inc. 2.75% 2011 cv. sub. notes (NR)
                (Acquired 03/07/06 - 03/08/06; Cost $1,012,181) (1) ...................   1,161,250
  1,000,000     Conexant Systems, Inc. 4% 2026 cv. sub. notes (NR)
                (Acquired 03/02/06; Cost $987,838) (1) ................................   1,047,500
  1,500,000     Intel Corp. 2.95% 2035 jr. sub. cv. deb. (A-) (2) .....................   1,288,125
  2,250,000     International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2) ..........   2,202,188
  1,500,000     LSI Logic Corp. 4% 2010 cv. sub. notes (B) ............................   1,610,625
  1,500,000     Lehman Brothers Holdings, Inc. 1% 2009 medium-term notes (A1)
                (performance linked to Microsoft Corp. common stock) (2) ..............   1,408,275
  1,000,000     Richardson Electronics, Ltd. 8% 2011 cv. sr. sub. notes (NR)
                (Acquired 11/21/05; Cost $1,000,000) (1) ..............................     980,000
  1,500,000     Sybase, Inc. 1.75% 2025 cv. sub. notes (NR) ...........................   1,528,125
  1,000,000     Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes (B3) ..........   1,037,500
                                                                                        -----------
                                                                                         15,306,488
                                                                                        -----------
                TELECOMMUNICATIONS -- 4.2%
    750,000     Comverse Technology, Inc. 0% 2023 ZYPS (BB-) (3) ......................   1,003,125
  1,000,000     Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (B1) .......   1,021,250
  2,000,000     Tekelec, Inc. 2.25% 2008 sr. sub. cv. notes (NR) ......................   2,027,500
  1,057,000     Time Warner Telecom, Inc. 2.375% 2026 cv. sr. deb. (Caal) .............   1,174,591
                                                                                        -----------
                                                                                          5,226,466
                                                                                        -----------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS APRIL 30, 2006 (CONTINUED)-----------------------------


 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------

                CONVERTIBLE BONDS AND NOTES -- CONTINUED

                UTILITIES -- 1.3%
 $1,500,000     CMS Energy Corp. 2.875% 2024 cv. sr. notes (B1) .......................   1,644,375
                                                                                        -----------

                TOTAL CONVERTIBLE BONDS AND NOTES ..................................... $69,651,538
                                                                                        -----------

  Shares        CONVERTIBLE PREFERRED STOCKS -- 22.8%
-----------

                AEROSPACE AND DEFENSE -- 1.0%
     40,000     Ionatron, Inc. 6.5% series A redeemable cv. pfd. (NR)
                (Acquired 10/27/05; Cost $970,253) (1) ................................   1,200,000
                                                                                        -----------

                BANKING/SAVINGS AND LOAN -- 6.7%
     40,000     National Australia Bank Ltd. 7.875% exch. capital units (NR) ..........   1,855,625
     45,000     New York Community Bancorp, Inc. 6% BONUSES units (Baa2) ..............   2,115,703
     35,000     Sovereign Capital Trust IV 4.375% PIERS (Ba1)
                (exch. for Sovereign Bancorp, Inc. common stock) (2) ..................   1,618,750
     50,000     Washington Mutual Capital Trust 5.375% PIERS units (BBB)
                (exch. for Washington Mutual, Inc. common stock) ......................   2,803,500
                                                                                        -----------
                                                                                          8,393,578
                                                                                        -----------

                BUILDING PRODUCTS -- 1.5%
     32,500     TXI Capital Trust I 5.5% SPuRS (B2)
                (exch. for Texas Industries, Inc. common stock) .......................   1,848,945
                                                                                        -----------

                CHEMICALS -- 2.1%
     85,000     Celanese Corp. 4.25% cv. perp. pfd. (NR) ..............................   2,624,375
                                                                                        -----------

                ENERGY -- 2.8%
     20,000     Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B+) .......................   1,900,000
      9,000     Semco Energy, Inc. 5% series B cv. cum. pfd. (B-) .....................   1,615,500
                                                                                        -----------
                                                                                          3,515,500
                                                                                        -----------

                FINANCIAL AND INSURANCE -- 6.5%
     75,000     Citigroup Funding, Inc. variable rate exch. notes (Aa1)
                (exch. for Genworth Financial, Inc. common stock) .....................   2,432,250
         15     Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3)
                (Acquired 12/30/04 - 01/11/05; Cost $1,578,125) (1) ...................   1,432,003
     20,000     Reinsurance Group of America, Inc. 5.75% PIERS (Baa2) .................   1,212,500
    120,000     The St. Paul Travelers Companies, Inc. 4.5% 2032
                cv. jr. sub. notes (Baa1) .............................................   3,018,000
                                                                                        -----------
                                                                                          8,094,753
                                                                                        -----------

                MINING -- 2.2%
      2,000     Freeport-McMoRan Copper and Gold, Inc. 5.5% cv. perpetual pfd. (B-) ...   2,794,500
                                                                                        -----------

                TOTAL CONVERTIBLE PREFERRED STOCKS .................................... $28,471,651
                                                                                        -----------


--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS APRIL 30, 2006 (CONTINUED)-----------------------------
                                                                                           Value
  Shares                                                                                  (Note 1)
-----------                                                                             -----------
                MANDATORY CONVERTIBLE SECURITIES -- 14.7% (4)

                CHEMICALS -- 1.4%
     40,000     Huntsman Corp. 5% mandatory cv. pfd. 02/16/08 (NR) .................... $ 1,730,000
                                                                                        -----------

                CONSUMER GOODS -- 1.0%
     35,000     Constellation Brands, Inc. dep. shs. representing 5.75%
                series A mandatory cv. pfd. 09/01/06 (B) ..............................   1,284,609
                                                                                        -----------

                ENERGY -- 1.0%
     10,000     Amerada Hess Corp. 7% mandatory cv. pfd. ACES 12/01/06 (Ba3) ..........   1,208,750
                                                                                        -----------

                FINANCIAL AND INSURANCE -- 7.2%
     25,000     The Chubb Corp. 7% equity units 08/16/06 (A2) (2) .....................     906,250
     43,500     E*TRADE Financial Corp. 6.125% equity units 11/18/08 (B3) .............   1,402,875
     30,000     Merrill Lynch & Co., Inc. 6.75% mandatory exch. securities 10/15/07
                (Aa3) (exch. for Nuveen Investments, Inc. common stock) ...............   1,293,090
     80,000     MetLife, Inc. 6.375% common equity units 08/15/08 (BBB+) ..............   2,260,000
     42,500     Morgan Stanley, Inc. 5.875% mandatory exch. securities 10/15/08 (Aa3)
                (exch. for Nuveen Investments, Inc. common stock) .....................   1,849,388
     45,000     XL Capital, Ltd. 6.5% equity security units 05/15/07 (A3) .............     990,225
     10,000     XL Capital, Ltd. 7% equity security units 02/15/09 (A3) ...............     250,200
                                                                                        -----------
                                                                                          8,952,028
                                                                                        -----------
                FOODS -- 0.8%
     40,000     Lehman Brothers Holdings, Inc. 6.25% PIES 10/15/07 (A1)
                (exch. for General Mills, Inc. common stock) ..........................   1,055,000
                                                                                        -----------

                PHARMACEUTICALS -- 1.8%
     45,000     Schering-Plough Corp. 6% mandatory cv. pfd. 09/14/07 (Baa3) ...........   2,309,766
                                                                                        -----------

                TECHNOLOGY -- 1.4%
     30,000     Credit Suisse First Boston (USA), Inc. 5.5% SAILS 11/15/08 (Aa3)
                (exch. for Equinix, Inc. common stock) ................................   1,806,690
                                                                                        -----------

                TOTAL MANDATORY CONVERTIBLE SECURITIES (4) ............................ $18,346,843
                                                                                        -----------

                COMMON STOCKS -- 0.5%

                AEROSPACE AND DEFENSE -- 0.0%
      2,643     Ionatron, Inc.
                (Acquired 04/17/06; Cost $29,747) (1,3) ...............................      36,764
                                                                                        -----------

                FINANCIAL AND INSURANCE -- 0.4%
     21,185     E*TRADE Financial Corp. (3) ...........................................     527,083
                                                                                        -----------

                TOTAL COMMON STOCKS ................................................... $   563,847
                                                                                        -----------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS APRIL 30, 2006 (CONTINUED)-----------------------------


 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
                SHORT-TERM SECURITIES -- 5.2%

                COMMERCIAL PAPER -- 5.2%
 $6,500,000     American Express Credit Corp. 4.70% 05/01/06 (P1) .................... $  6,496,606
                                                                                       ------------

                U.S. GOVERNMENT OBLIGATIONS -- 0.0%
     11,000     U.S. Treasury notes 3.625% 04/30/07 (Aaa) (5) ........................       10,863
                                                                                       ------------

                TOTAL SHORT-TERM SECURITIES ..........................................    6,507,469
                                                                                       ------------


                TOTAL CONVERTIBLE BONDS AND NOTES -- 55.7% ...........................   69,651,538
                TOTAL CONVERTIBLE PREFERRED STOCKS -- 22.8% ..........................   28,471,651
                TOTAL MANDATORY CONVERTIBLE SECURITIES -- 14.7% ......................   18,346,843
                TOTAL COMMON STOCKS -- 0.5% ..........................................      563,847
                TOTAL SHORT-TERM SECURITIES -- 5.2% ..................................    6,507,469
                                                                                       ------------
                TOTAL INVESTMENTS -- 98.9% ...........................................  123,541,348

                OTHER ASSETS AND LIABILITIES, NET -- 1.1% ............................    1,356,745
                                                                                       ------------
                TOTAL NET ASSETS -- 100.0% ........................................... $124,898,093
                                                                                       ============

(1) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A or a Reg D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2006 was $13,526,892 which represented 10.8% of the Fund's net assets.
(2) Contingent payment debt instrument which accrues contingent interest. See Note 1(f).
(3)     Non-income producing security.
(4) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(5)     Collateral for a letter of credit.


INVESTMENT ABBREVIATIONS:

ACES          Automatic Convertible Equity Securities.
ADR           American Depositary Receipts.
BONUSES       Bifurcated Option Note Unit Securities.
LYONs         Liquid Yield Option Notes.
PIES          Premium Income Exchangeable Securities.
PIERS         Preferred Income Equity Redeemable Securities.
SAILS         Shared Appreciation Income Linked Securities.
SPuRS         Shared Preference Redeemable Securities.
ZYPS          Zero Yield Puttable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)---------------------------------

                                                                                   APRIL 30, 2006
                                                                                  ---------------
ASSETS:
    Investments at value (cost $116,161,711) (Note 1) ...........................    $123,541,345
    Cash ........................................................................          75,237
    Receivable for securities sold ..............................................         561,107
    Dividends and interest receivable ...........................................         748,134
    Other assets ................................................................          47,554
                                                                                     ------------
      Total assets ..............................................................     124,973,377
                                                                                     ------------
LIABILITIES:
    Accrued management fee (Note 2) .............................................          72,590
    Other liabilities ...........................................................           2,694
                                                                                     ------------
    Total liabilities ...........................................................          75,284
                                                                                     ------------

NET ASSETS ......................................................................    $124,898,093
                                                                                     ============
NET ASSETS CONSIST OF:
    Undistributed net investment income .........................................    $    634,745
    Accumulated net realized loss from investment transactions ..................        (422,354)
    Unrealized appreciation on investments ......................................       7,379,634
    Capital shares (Note 3) .....................................................          56,251
    Additional paid-in capital ..................................................     117,249,817
                                                                                     ------------
NET ASSETS ......................................................................    $124,898,093
                                                                                     ============
Net asset value per share ($124,898,093 / 5,625,134 outstanding shares) .........    $      22.20
                                                                                     ============

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)---------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2006


INVESTMENT INCOME (NOTE 1):
  Interest ......................................................................    $  1,733,501
  Dividends .....................................................................       1,251,320
                                                                                     ------------
    Total Income ................................................................       2,984,821
                                                                                     ------------
EXPENSES (NOTE 2):
  Management fee ................................................................         421,196
  Custodian .....................................................................           8,144
  Transfer agent ................................................................          16,623
  Professional fees .............................................................          45,113
  Trustees' fees ................................................................          66,875
  Reports to shareholders .......................................................          42,500
  Administrative services fees ..................................................          12,500
  Other .........................................................................          77,778
                                                                                     ------------
    Total Expenses ..............................................................         690,729
                                                                                     ------------
NET INVESTMENT INCOME ...........................................................       2,294,092
                                                                                     ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from investment transactions ................................       3,632,940
  Net unrealized appreciation of investments ....................................       3,063,957
                                                                                     ------------
    Net gain on investments .....................................................       6,696,897
                                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................    $  8,990,989
                                                                                     ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
PAGE 10

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS----------------------------------------------


                                                             SIX MONTHS ENDED        YEAR ENDED
                                                             APRIL 30, 2006(a)    OCTOBER 31, 2005
                                                             -----------------   ------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income ...................................    $   2,294,092       $   3,568,764
  Net realized gain from investment transactions ..........        3,632,940             414,909
  Net gain in appreciation of investments ................         3,063,957           3,577,352
                                                               -------------       -------------
    Net increase in net assets resulting from operations ..        8,990,989           7,561,025
                                                               -------------       -------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ...................................       (2,370,518)         (3,894,853)
                                                               -------------       -------------
CAPITAL SHARE TRANSACTIONS (NOTE 3) .....................            655,492             582,476
                                                               -------------       -------------

CHANGE IN NET ASSETS ......................................        7,275,963           4,248,648

Net assets at beginning of period .........................      117,622,130         113,373,482
                                                               -------------       -------------

NET ASSETS AT END OF PERIOD ................................   $ 124,898,093       $ 117,622,130
                                                               =============       =============

  Undistributed net investment income at end of period .....   $     634,745       $     659,011
                                                               =============       =============

-----------------------
(a)  Unaudited.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)---------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

(a) Organization - Bancroft Fund Ltd. (successor to Bancroft Convertible Fund, Inc. (established in 1971)) (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. On March 17, 2006, the Fund was reorganized as a Delaware statutory trust from a Delaware corporation.

(b) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(c) Indemnification - Under the Fund's organizational documents, each trustee, officer or other agent of the Fund (including the Fund's investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification is considered remote.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)---------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(d) Federal Income Taxes - The Fund's policy is to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary. At October 31, 2005, the Fund had a capital loss carryforward of $4,596,296 available to the extent allowed by tax law to offset future net capital gains, if any. To the extent that the carryforward is used, no capital gains distributions will be made. $4,045,634 of the total carryforward expires in 2010, $424,570 expires in 2011 and $126,092 expires in 2013.

(e) Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Listed securities for which no sales were reported are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by an independent pricing service. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

(f) Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 6 cents per share for the six months ended April 30, 2006. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At April 30, 2006 there were unrealized gains of approximately 1 cent per share on contingent payment debt instruments.

(g) Change in Method of Accounting - Effective November 1, 2004, the Fund began amortizing discounts and premiums on all debt securities. Prior to November 1, 2004, the Fund amortized discounts on original issue discount debt securities. The new method of amortization was adopted in accordance with the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and the financial highlights and statement of changes in net assets presented herein have been restated to reflect the new method retroactive to November 1, 2001. The effect of this accounting change is included in the financial highlights for the years ended October 31, 2002, 2003 and 2004. The cumulative effect of this accounting change had no impact on the total net assets of the Fund or on distributions for tax purposes, but resulted in a $103,986 increase in the cost of securities held and a corresponding $103,986 reduction in the net unrealized gains based on the securities held on November 1, 2001. These changes had no effect on previously reported total net assets or total returns.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)---------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(h) Distributions to Shareholders - Distributions to shareholders from net investment income are recorded by the Fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and capital gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the fiscal years ended October 31, 2005 and 2004 were $3,894,853 and $3,826,570, respectively, both from ordinary income.

NOTE 2 - MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with Davis-Dinsmore Management Company ("Davis-Dinsmore"). Pursuant to the investment advisory agreement, Davis-Dinsmore provides the Fund with investment advice, office space and facilities. Under the terms of the investment advisory agreement, the Fund pays Davis-Dinsmore on the last day of each month an advisory fee for such month computed at an annual rate of 0.75% of the first $100,000,000 and 0.50% of the excess over $100,000,000 of the Fund's net assets in such month.

The Fund, pursuant to an administrative services agreement with Davis-Dinsmore, has agreed to pay Davis-Dinsmore for certain accounting and other administrative services provided to the Fund. Under the administrative services agreement, the Fund pays Davis-Dinsmore compensation in the amount of $25,000 per year, payable on a monthly basis.

Certain officers and trustees of the Fund are officers and directors of Davis-Dinsmore.

NOTE 3 - PORTFOLIO ACTIVITY

At April 30, 2006 there were 5,625,134 shares of beneficial interest outstanding, with a par value of $0.01 per share. During the six months ended April 30, 2006, 36,681 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $655,492.

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $37,881,705 and $39,268,807, respectively, for the six months ended April 30, 2006.

A distribution of $0.18 per share from net investment income was declared on May 16, 2006, payable June 29, 2006 to shareholders of record at the close of business June 15, 2006.

At April 30, 2006 unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation            $ 10,067,850
Unrealized depreciation              (2,716,138)
                                   ------------
Net unrealized appreciation           7,351,712

Cost for federal income tax purposes $109,693,028

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS------------------------------------------------------------
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING:


                                       SIX MONTHS
                                          ENDED               YEARS ENDED OCTOBER 31,
                                        APRIL 30, ------------------------------------------------
                                        2006 (a)    2005      2004      2003      2002      2001
                                        ----------------------------------------------------------
OPERATING PERFORMANCE:

Net asset value, beginning of period ..   $21.05    $20.40    $20.84    $18.55    $20.72    $27.09
                                        ----------------------------------------------------------
Net investment income .................     0.41      0.64      0.70(b)   0.71(b)   0.79(b)   1.07
   Adjustment for change in
   amortization policy ................       --        --     (0.02)    (0.02)       --        --
                                        ----------------------------------------------------------
     Net investment income, as adjusted     0.41      0.64      0.68      0.69      0.79      1.07
                                        ----------------------------------------------------------
Net realized and unrealized gain (loss)     1.16      0.71      0.08(b)   2.31(b)  (2.02)(b) (3.23)
   Adjustment for change in
   amortization policy ................       --        --      0.02      0.02        --        --
                                        ----------------------------------------------------------
     Net realized and unrealized
     gain (loss), as adjusted .........     1.16      0.71      0.10      2.33     (2.02)    (3.23)
                                        ----------------------------------------------------------
   Total from investment operations ...     1.57      1.35      0.78      3.02     (1.23)    (2.16)
                                        ----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income ..    (0.42)    (0.70)    (0.72)    (0.73)    (0.94)    (1.11)
Distributions from realized gains .....       --        --        --        --        --     (3.10)
                                        ----------------------------------------------------------
   Total distributions ................    (0.42)    (0.70)    (0.72)    (0.73)    (0.94)    (4.21)
                                        ----------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Effect of rights offering .............       --        --     (0.50)       --        --        --
Capital share repurchases .............       --        --        --        --        --        --
                                        ----------------------------------------------------------
   Total capital share transactions ...       --        --     (0.50)       --        --        --
                                        ----------------------------------------------------------
Net asset value, end of period ........   $22.20    $21.05    $20.40    $20.84    $18.55    $20.72
                                        ==========================================================

Market value, end of period ...........   $18.69    $17.77    $18.23    $19.70    $17.54    $18.75

Total Net Asset Value Return (%)(c) ...      7.5       6.7       1.3      16.7      (6.3)     (8.7)
Total Investment Return (%)(d) ........      7.6       1.3      (3.8)     16.7      (1.8)      1.3

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ....................... $124,898  $117,622  $113,373   $98,486   $86,904   $95,864
Ratio of expenses to
 average net assets (%) ...............      1.1       1.2       1.1       1.2       1.2       1.1
Ratio of net investment income to
 average net assets (%) ...............      3.8       3.1       3.3(e)    3.6(e)    4.0(e)    4.9
Portfolio turnover rate (%) ...........       33        86        66        87        78        83

-------------------
(a)  Unaudited.
(b)  As previously reported. See Note 1(g).
(c) Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(d) Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
(e) Ratios for 2004, 2003 and 2002 reflect ratios adjusted for change in amortization policy. Ratios previously reported for 2004, 2003 and 2002 were 3.4%, 3.6% and 4.0%, respectively.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
Miscellaneous Notes-------------------------------------------------------------

Results of the 2006 Annual Shareholders Meeting

The Annual Meeting of Shareholders of the Fund was held on February 13, 2006. The results of the shareholder vote were:

1.  All persons nominated were elected for terms expiring in 2009.

                                 Shares voted for   Shares withheld
                                 ----------------   ---------------
    Elizabeth C. Bogan, Ph.D.        3,773,977         368,086
    Robert J. McMullan               3,769,615         372,448

2. The proposal to approve a new Investment Advisory Agreement with Davis-Dinsmore Management Company passed, as 2,990,015 shares voted for, 461,649 shares voted against, 132,817 shares abstained, and 557,582 shares were broker non-votes.

3. The proposed Agreement of Merger which provides for the reorganization of the Fund as a Delaware statutory trust was approved at the reconvened annual meeting held on March 14, 2006, as 3,738,107 shares voted for, 258,139 shares voted against, 225,244 shares abstained, and 522,456 shares were broker non-votes.

5. The Audit Committee's appointment of Tait, Weller & Baker LLP as independent accountants was ratified, as 3,835,936 shares voted for, 146,035 shares voted against and 160,092 shares abstained.

--------------------------------------------------------------------------------

Notice of Privacy Policy
The Fund has adopted a privacy policy in order to protect the confidentiality of nonpublic personal information that we have about you. We receive personal information, such as your name, address and account balances, when transactions occur in Fund shares registered in your name.

We may disclose this information to companies that perform services for the Fund, such as the Fund's transfer agent or proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We will not otherwise disclose any nonpublic personal information about our shareholders or former shareholders to anyone else, except as required by law.

Access to nonpublic information about you is restricted to our employees and service providers who need that information in order to provide services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures / Proxy Voting Record
The Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available at our website at www.bancroftfund.com, or without charge, upon request, by calling (973)631-1177. This information is also available on the SEC's website at www.sec.gov. In addition, information on how the Fund voted such proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge at the above sources.
                                                                         Page 15

--------------------------------------------------------------------------------
Miscellaneous Notes (continued)-------------------------------------------------

For More Information About Portfolio Holdings
In addition to the semi-annual and annual reports that Bancroft delivers to shareholders and makes available through the Fund's public website, the Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the Fund's first and third fiscal quarters on Form N-Q. Bancroft does not deliver the schedule of portfolio holdings for the first and third fiscal quarters to shareholders, however the schedule is posted to the Fund's public website, www.bancroftfund.com. You may obtain the Form N-Q filings by accessing the SEC's website at www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

--------------------------------------------------------------------------------

The Fund is a member of the Closed-End Fund Association. Its website address is www.cefa.com. The association is solely responsible for the content of its website.

--------------------------------------------------------------------------------

Disclosure of Portfolio Holdings to Broker-Dealers
From time to time, brokers with whom the Fund's Adviser, Davis-Dinsmore Management Company, has a pre-existing relationship may request that Davis-Dinsmore disclose Fund portfolio holdings to such broker in advance of the public disclosure of such portfolio holdings. Davis-Dinsmore may make such disclosure under the following conditions: (i) the specific purpose of the disclosure is to assist Davis-Dinsmore in identifying potential investment opportunities for the Fund; (ii) prior to the receipt of nonpublic portfolio holdings, the broker, by means of email or other written communication, shall agree to keep the nonpublic portfolio holdings confidential and not to use the information for the broker's own benefit, except in connection with the above described purpose for which it was disclosed; (iii) Davis-
Dinsmore shall keep written records of its agreement with each broker to which it distributes nonpublic portfolio holdings; and (iv) Davis-Dinsmore will secure a new agreement with a broker any time the broker directs the nonpublic portfolio holdings to be sent to a new recipient.

--------------------------------------------------------------------------------

Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase its own shares from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.


BOARD OF TRUSTEES                                         INTERNET
GORDON F. AHALT                                           www.bancroftfund.com
ELIZABETH C. BOGAN Ph.D.                                  email: info@bancroftfund.com
THOMAS H. DINSMORE, C.F.A.
DONALD M. HALSTED, JR.                                    INVESTMENT ADVISER
DUNCAN O. MCKEE                                           Davis-Dinsmore Management Company
ROBERT J. MCMULLAN                                        65 Madison Avenue, Suite 550
JANE D. O'KEEFFE                                          Morristown, NJ 07960
NICOLAS W. PLATT                                          (973) 631-1177

                                                          SHAREHOLDER SERVICES AND TRANSFER AGENT
                                                          American Stock Transfer & Trust Company
OFFICERS                                                  59 Maiden Lane
THOMAS H. DINSMORE, C.F.A.                                New York, NY 10038
Chairman of the Board                                     (800) 937-5449
  and Chief Executive Officer                             www.amstock.com

JANE D. O'KEEFFE                                          BENEFICIAL SHARE LISTING
President                                                 American Stock Exchange Symbol: BCV

GARY I. LEVINE                                            LEGAL COUNSEL
  Executive Vice President, Chief Financial Officer       Ballard Spahr Andrews & Ingersoll, LLP
  and Secretary
                                                          INDEPENDENT ACCOUNTANTS
H. TUCKER LAKE, JR.                                       Tait, Weller & Baker LLP
Vice President

GERMAINE M. ORTIZ
Vice President

MERCEDES A. PIERRE
Vice President and Chief Compliance Officer

JOSHUA P. LAKE, C.T.P.
Treasurer and Assistant Secretary

JESSICA K. LAKE
Assistant Vice President

JOANN VENEZIA
Assistant Vice President and Assistant Secretary
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                               BANCROFT FUND LTD.
                          65 MADISON AVENUE, SUITE 550
                          MORRISTOWN, NEW JERSEY 07960
                              www.bancroftfund.com


                                     [LOGO]
                                    AMERICAN
                                 STOCK EXCHANGE
                                 --------------
                                     LISTED
                                 --------------
                                     BCV(TM)
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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders, filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, there were no purchases made by or on behalf of Bancroft Fund Ltd. or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act
(15 U.S.C. 781).

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees, after the registrant last provided disclosure in response to the requirements of this item.

ITEM 11. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of May 17, 2006 an evaluation was performed under the supervision and with the participation of the officers of Bancroft Fund Ltd. (the
"Registrant"), including the Principal Executive Officer ("PEO") and Principal
Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of May 17, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) The code of ethics disclosure required by Item 2 is not applicable to this semi-annual report.

(a)(2) Certifications of the principal executive officer and the principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3) There were no written solicitations to purchase securities under Rule
23c-1 under the Investment Company Act of 1940 during the period covered by the report.

(b) Certifications of the principal executive officer and the principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, are attached hereto.

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SIGNATURES

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: June 30, 2006

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: June 30, 2006

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: June 30, 2006